Long-Term Debt - 2012 Liquefaction Credit Facility (Details) (USD $)	6 Months Ended		12 Months Ended			42 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	May 31, 2014 2012 Liquefaction Credit Facility [Member]	Apr. 30, 2013 2012 Liquefaction Credit Facility [Member]	Aug. 31, 2012 2012 Liquefaction Credit Facility [Member]	Jun. 30, 2013 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2012 2012 Liquefaction Credit Facility [Member]	Apr. 30, 2013 2021 Senior Notes [Member]	Jun. 30, 2014 2021 Senior Notes [Member]	Dec. 31, 2013 2021 Senior Notes [Member]	Apr. 30, 2013 2021 Senior Notes [Member]	Jun. 30, 2014 2023 Senior Notes [Member]	Dec. 31, 2013 2023 Senior Notes [Member]	Jun. 30, 2014 Minimum [Member] 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] 2012 Liquefaction Credit Facility [Member]	Jun. 30, 2014 Construction [Member] 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 Construction [Member] 2012 Liquefaction Credit Facility [Member]	Jun. 30, 2014 Operations [Member] 2012 Liquefaction Credit Facility [Member]	Dec. 31, 2013 Operations [Member] 2012 Liquefaction Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate																					3.50%	3.50%	3.75%	3.75%
Proceeds from (repayments of) long-term debt	$ (177,000,000)	$ (100,000,000)	$ (100,000,000)	$ 100,000,000	$ 0	$ 0	$ (100,000,000)		$ 100,000,000
Debt Instrument, Description of Variable Rate Basis											LIBOR
Debt Instrument, Fee Amount											178,000,000
Line of Credit Facility, Commitment Fee Percentage											40.00%
Line of Credit Facility, Amortization Period											18 years
Restricted Cash and Cash Equivalents												100,000,000
Percentage of Debt Hedged by Interest Rate Derivatives																			75.00%	75.00%
Debt Instrument, Increase													500,000,000				500,000,000.0
Debt Instrument, Face Amount														2,000,000,000.0	2,000,000,000	500,000,000	1,500,000,000.0	1,000,000,000
Line of Credit Facility, Decrease								1,400,000,000
Loss on early extinguishment of debt	$ 114,335,000	$ 80,510,000	$ 131,576,000	$ 0	$ 0	$ 131,576,000				$ 80,500,000	$ 88,300,000